Fair value measurement - Short-term investments (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Minimum
Fair Value Measurement
Maturity term of short term investments (in days or months)	7 days	7 days
Maximum
Fair Value Measurement
Maturity term of short term investments (in days or months)	3 months	3 months